Statements of Cash Flows Discontinued Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net cash from operating activities	$ 985	$ 863	$ 701
Net cash from investing activities	(41)	(1,134)	(794)
Net cash from financing activities	$ (954)	$ 344	$ 386